Bank of America Corporate Center 100 North Tryon Street Suite 4000 Charlotte, NC 28202-4025 +1 704 339 3100 Main +1 704 339 3101 Fax www.dechert.com

FREDERICK H. SHERLEY frederick.sherley@dechert.com +1 704 339 3151 Direct +1 704 339 3171 Fax

April 19, 2011

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	HSBC Investor Funds (“Registrant”)
File Nos. 033-07647 and 811-04782

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (“1933 Act”), attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the prospectuses filed on behalf of HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, each a series of the Registrant (the “Prospectuses”). The Prospectuses, each dated February 15, 2011 and supplemented March 31, 2011, were filed on March 30, 2011 pursuant to Rule 497(c) under the 1933 Act and are incorporated herein by reference.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 704.339.3151.

Very truly yours,

/s/ Frederick H. Sherley

Frederick H. Sherley

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